Earnings (Loss) Per Share - Summary of Basic Earnings Loss Per Share (Details) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basic earnings per share [abstract]
Profit (loss) attributable to owners of the controlling company	₩ 3,491,698	₩ (4,822,549)	₩ (24,466,853)
Profit (loss) used in the calculation of total basic earnings (loss) per share	₩ 3,491,698	₩ (4,822,549)	₩ (24,466,853)
Weighted average number of common shares	641,964,077	641,964,077	641,964,077
Basic earnings (loss) per share	₩ 5,439	₩ (7,512)	₩ (38,112)